Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

In the following table, revenue is disaggregated by the timing of revenue recognition.

	June 30,2025	June 30, 2026	June 30, 2026
	Unaudited	Unaudited	Unaudited
	S$	S$	US$
Over time	38,535	619,397	478,608
Point in time	24,802	-	-
Total revenues	63,337	619,397	478,608